Risk/Return Summary - AlphaCentric Municipal Opportunities Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ALPHACENTRIC ENERGY INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to provide income exempt from federal income tax
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund's prospectus entitled How to Buy Shares on page 42 and “Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers” and in the sections of the Fund's Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 40 and Waiver of Up-Front Sales Charge on Class A Shares on page 41.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - AlphaCentric Municipal Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - AlphaCentric Municipal Opportunities Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[1],[2]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%	1.34%
Fee Waiver and/or Expense Reimbursement	[1],[3]	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.58%	2.33%	1.33%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.25%, 1.50% and 2.25% of the Class I Shares, Class A Shares and Class C Shares, respectively, through July 31, 2021. This agreement may only be terminated by the Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed either: (i) the Fund's expense limitation at the time such expenses were waived or (ii) the Fund's current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - AlphaCentric Municipal Opportunities Fund - USD ($)	1 Year	3 Years
Class A	628	952
Class C	236	729
Class I	135	424

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in municipal securities that are exempt from regular federal individual income taxes. The Fund relies on the opinion of issuer’s counsel in determining whether a security is exempt from regular federal income tax. The Fund selects investments without regard to the alternative minimum tax (AMT). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in municipal securities (directly or through underlying funds) that are exempt from regular federal income tax. Although municipal securities are exempt from regular federal income tax, they can generate income that is subject to the federal alternative minimum tax. The Fund may also implement an overlay strategy under which the Fund may invest in derivatives to gain exposure to sovereign debt and corporate credit entities.

The Fund invests in municipal securities issued by state governments, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds and notes, interests in municipal leases, and tax-exempt commercial paper.

A minimum of 25% of the securities held by the Fund will be invested in investment grade bonds and up to 75% of the securities the Fund buys may be high-yield below investment-grade securities (also known as “junk” bonds). Of the 75% lower grade fixed income securities, the Fund may buy up to 25% of the net assets of the fund in non-rated municipal bonds. Below-investment-grade debt securities are those rated below “BBB-” by S&P Global Ratings or “Baa3” by Moody’s or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund’s Municipal Sub-Advisor (as defined below) to be comparable to securities rated below investment-grade). The Fund may buy bonds of any rating, including unrated bonds, and may invest in bonds that are in default. To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating. The Fund may invest up to 15% of the Fund’s net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.

The Fund may invest up to 50% of its net assets in structured tax advantaged income producing products such as municipal closed-end funds that may offer value based on the income produced or the premium or discount the product is valued at. These products generally contain embedded leverage of up to 45%, so their price sensitivity to interest rate or credit spread changes will generally be magnified compared to unlevered municipal portfolios. Embedded leverage is the notional value in excess of the assets needed to maintain a position or the leverage employed by the underlying closed-end fund.

Due to the inherent diversification of structured products the last listed average maturity, average duration and average ratings will be used to calculate its effects on the overall fund statistics. The Fund does not limit its investments to securities of a particular maturity range or duration, and may hold securities short- or long-term, or of negative duration.

The Fund can invest in the inverse floater residual certificates of Tender Option Bond Trusts (“TOB Residuals”), a variable rate obligation and form of derivative, to seek increased income and return. The Fund’s investment in inverse floaters entails a degree of economic leverage which is the indirect leverage embedded in the investment that results in greater gains or losses on the investment without an obligation on the Fund above its initial investment. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters.

In selecting securities for the Fund, the portfolio managers look at a wide range of municipal sectors, coupons, and revenue sources for high-yield, tax-exempt municipal securities that offer high-income opportunities, might be overlooked by other investors and funds (including unrated securities or securities of smaller issuers), or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

R&C Investment Advisors, LLC , the Fund’s municipal bond sub-advisor (the “R&C Advisors” or the “Municipal Sub-Advisor”), uses a relative value approach to profit from investment opportunities within the municipal securities market. The Municipal Sub-Advisor seeks to invest in undervalued securities in order to capitalize on price appreciation and superior cash flows.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Overlay Strategy

The Fund’s overlay strategy seeks risk-adjusted returns over time and is based on the technical analysis of market prices to determine market trends. The overlay strategy is not a hedging strategy. Mount Lucas Management LP, the Fund’s sub-advisor responsible for the overlay strategy (“Mount Lucas” or the “Overlay Sub-Advisor”) applies proprietary quantitative, momentum-driven investment models to invest the Fund’s assets under two mandates: Fixed Income Trend Mandate and Fixed Income Credit Mandate. This approach seeks to react to a wide range of market conditions, capture generally uncorrelated investment returns and provide a diversifying fixed income strategy to the Fund. Under the Fixed Income Trend Mandate, the Overlay Sub-Advisor uses its proprietary quantitative trend-following models to invest in either long or short U.S. and foreign government bond futures possessing attractive price momentum characteristics. The Fixed Income Credit Mandate uses its proprietary quantitative trend-following models to invest in credit default swap indices, to gain either long or short exposure to a broad basket of high yield and investment grade corporate credit entities which possess attractive price momentum characteristics.

Risk [Heading]	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Credit Default Swaps Risk. Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer"). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Derivative Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Extension Risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based. Foreign futures markets may be subject to fewer regulations, fewer investor protections, and may have less liquidity than domestic futures markets.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Legislative Risk. Legislative changes can adversely affect the value of the Fund’s portfolio. Legal, tax and other regulatory changes can be expected to occur over time that may adversely affect the Fund. The regulatory environment with respect to investment funds and their managers is evolving, and changes in regulations that affect investment funds and asset managers may result in an adverse effect on the value of the investments made by the Fund and on the ability of the Fund to pursue its investment objectives. In addition, the securities and futures markets are subject to comprehensive statutes and regulations and the authority of SEC and CFTC with regard to such matters was greatly augmented by the Dodd-Frank Act. Securities and commodities regulators in the United States and elsewhere and self-regulatory organizations are authorized to take extraordinary actions in times of market crisis and this could have an adverse effect on the Fund. The U.S. Congress and the governing bodies of non-U.S. jurisdictions may periodically consider certain legislation impacting greater regulation of the investment fund industry, such as certain changes under the Dodd-Frank Act that the SEC is in the process of implementing with regard to the registration of, or reporting by, investment advisers. It is impossible to predict what, if any, changes in the regulations applicable to the Fund, or the Sub-Advisors, the markets in which they trade and invest or the counterparties with which they do business may be instituted in the future. Any such regulation could have a material adverse effect on the Fund’s performance. In addition, there is a risk that there could be changes in legislation at the federal or state level which could affect the ability of states and municipal issuers to declare bankruptcy. Currently, there are statutory prohibitions in numerous jurisdictions against such occurrence and even in the absence of express prohibition there are significant legal and practical restrictions on such an option. However, there is increasing discussion of changing the law in this area. Any such change in law, or even the specter of the possibility of such change in law, could have an adverse effect on the municipal bond market as a whole and the Fund in particular.

Leverage Risk. The Fund’s strategy relies on the use of actual and economic leverage. Using derivatives like futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The purchase of closed end municipal bond funds could also add leverage as many of these funds have embedded leverage. Inverse floaters also can be used to add leverage, as would borrowings The Fund’s use of a line of credit is direct leverage. The embedded borrowing of municipal closed-end funds is indirect, or embedded, leverage. Inverse floaters and the futures and swaps used in the overlay strategy is economic leverage. The use of leverage exposes the Fund to additional levels of risk including (i) greater losses from positions than would otherwise have been the case had the Fund not borrowed to take the positions, (ii) margin calls or changes in margin requirements on the municipal bonds or the futures contracts or credit default swaps used by the overlay may force premature liquidations of positions and (iii) losses on positions where the positions fail to earn a return that equals or exceeds the Fund’s cost of leverage related to such positions. In case of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

Limited History of Operations: The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Overlay Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually constructed based on data supplied by third parties, the success of the Overlay Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, tax laws are subject to change. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail.

Municipal Market Risks. The municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Municipals essentially cannot be shorted or be the subject of standard repurchase agreements, and any interest or other expenses incurred for their purchase cannot be deducted for U.S. federal income tax purposes. What is issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt in the U.S. The municipal market is also still predominantly a retail buyer-driven market which impacts supply-demand fundamentals for the market. This is particularly evident with fund flows into mutual funds which in the past have been very sensitive to “headline” risk. For these reasons, it is subject to very different supply-demand fundamentals than those of the securities underlying the futures used in the overlay’s interest rate strategy. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. Some bonds in the municipal market are insured by private companies. Changes in market conditions affecting the bonds insured, the availability of capacity of such private insurance companies to insure, or the downgrade or insolvency of any or all of such insurers could have a negative impact on the municipal market and the Fund’s performance. The Municipal Sub-Advisor’s will rely on the issuer’s counsel’s tax opinions on the exemption of a security’s interest income from federal taxation. At times, the tax-exempt nature of a municipal bond’s interest income is challenged or denied by the Internal Revenue Service. Were this to occur for a security held by the Fund, there could be a significant loss of value in that security.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Overlay Risk. The overlay is expected to help mitigate interest rate and credit spread risks. Generally, hedging is a strategy in which the Fund uses a derivative or other type of security to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s incorporating an interest rate and credit spread overlay strategy will reduce overall risk or mitigate changes in value of the municipal securities. In addition, the overlay strategy may increase overall interest rate risk or credit risk in certain markets, increasing the volatility of the Fund. The overlay strategy is not required to hedge interest rate or credit spread risk and may not do so in certain market environments.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Regulatory Risk: Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Tax Reform Risk on Municipals. Municipal bonds are appealing to many investors, both retail and institutional, due to the federal (and state) tax preference on their interest income. Changes to the tax code could change the desirability and value of municipal bonds versus alternatives and hence the value of the bonds in the Fund’s portfolio. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment in the U.S. may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio.

Tender Option Bonds Risk. The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

US Government Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Underlying Funds Risk. Other investment companies including closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in securities. Each of the Underlying Funds is subject to its own specific risks, but the Municipal Sub-Advisorexpects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.